UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-2004
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
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          New York, NY 10036
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          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
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Title:    Chief Operating Officer
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Phone:    (212) 302-9500
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Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      8-12-2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  44
                                        -------------------

Form 13F Information Table Value Total:  $832,976
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102    25,550    1,158,751   X                              280,647     878,104
AEGON NV ORD AMER REG   FOREIGN COMMON  007924103    20,218    1,668,130   X                              413,569   1,254,561
ASTRAZENECA PLC ADR S   FOREIGN COMMON  046353108    28,491      624,262   X                              156,200     468,062
AVENTIS ADR SPONSORED   FOREIGN COMMON  053561106       210        2,762   X                                   47       2,715
AXA ADR SPONSORED       FOREIGN COMMON  054536107    20,090      907,394   X                              235,696     671,698
BANK AMER CORP COM      COMMON          060505104     9,332      110,286   X                               17,342      92,944
BARCLAYS PLC ADR        FOREIGN COMMON  06738E204    30,358      870,854   X                              217,991     652,863
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104    20,485      382,389   X                               96,011     286,378
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302    26,813      764,327   X                              184,016     580,311
CANON INC ADR           FOREIGN COMMON  138006309    20,305      380,246   X                               95,546     284,700
CITIGROUP INC COM       COMMON          172967101     9,137      196,496   X                               30,004     166,492
COCA COLA CO            COMMON          191216100     8,977      177,823   X                               26,418     151,405
DANSKE BK A/S ADR       FOREIGN COMMON  236363107    14,269      602,338   X                              150,764     451,574
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205    31,002      566,239   X                              141,169     425,070
ENDESA SA ADR SPONSOR   FOREIGN COMMON  29258N107    26,333    1,391,081   X                              341,538   1,049,543
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108    25,028      249,435   X                               61,969     187,466
EXXON MOBIL CORP COM    COMMON          30231G102     9,558      215,220   X                               32,331     182,889
FEDERAL NAT MORTGAGE    COMMON          313586109     8,539      119,660   X                               17,479     102,181
GENERAL ELEC CO         COMMON          369604103     8,884      274,192   X                               40,178     234,014
GLAXOSMITHKLINE PLC A   FOREIGN COMMON  37733W105    28,752      693,479   X                              172,347     521,132
HEINEKEN N V ADR        FOREIGN COMMON  423012202    27,832      846,972   X                              213,531     633,441
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406    32,227      430,203   X                              106,005     324,198
I B M                   COMMON          459200101     8,559       97,098   X                               13,794      83,304
ING GROEP N V ADR SPO   FOREIGN COMMON  456837103    24,209    1,021,490   X                              252,128     769,362
JOHNSON & JOHNSON       COMMON          478160104     8,997      161,523   X                               23,365     138,158
KAO CORP ADR            FOREIGN COMMON  485537302    17,522       72,697   X                               17,538      55,159
LILLY, ELI AND COMPAN   COMMON          532457108     8,468      121,132   X                               18,146     102,986
LLOYDS TSB GROUP ADR    FOREIGN COMMON  539439109    22,807      715,411   X                              177,428     537,983
MERCK & CO INC          COMMON          589331107     8,085      170,221   X                               24,667     145,554
NESTLE S A ADR SPON R   FOREIGN COMMON  641069406    33,033      495,466   X                              120,709     374,757
NOKIA CORP ADR SPONSO   FOREIGN COMMON  654902204    18,410    1,266,178   X                              313,067     953,111
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109    31,496      707,767   X                              171,507     536,260
PFIZER INC              COMMON  COMMON  717081103     8,757      255,460   X                               38,057     217,403
PROCTER & GAMBLE COMP   COMMON          742718109     9,637      177,029   X                               26,529     150,500
ROYAL DUTCH PETE CO N   FOREIGN COMMON  780257804    23,170      448,424   X                              110,764     337,660
SAN PAOLO-IMI S P A A   FOREIGN COMMON  799175104    13,434      551,257   X                              136,189     415,068
SANOFI-SYNTHELABO SA    FOREIGN COMMON  80105N105    21,674      677,538   X                              166,865     510,673
SIEMENS A G SPONSORED   FOREIGN COMMON  826197501    23,384      322,455   X                               82,328     240,127
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109    25,104    1,477,564   X                              364,109   1,113,455
TOTAL FINA ELF S A AD   COMMON          89151E109    33,489      348,550   X                               93,629     254,921
UBS AG SHS              FOREIGN COMMON  H8920M855    20,623      290,226   X                               74,125     216,101
UNILEVER N V NEW YORK   FOREIGN COMMON  904784709     1,034       15,092   X                               14,123         969
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704    30,481      766,436   X                              170,665     595,771
VERIZON COMMUNICATION   COMMON          92343V104     8,212      226,902   X                               33,387     193,515
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